LONG-TERM DEBT - Senior Notes and Debentures (Details)					1 Months Ended		12 Months Ended
	Jun. 22, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Nov. 12, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Nov. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 22, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 12, 2019 USD ($)	Apr. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt							$ (2,540,000,000)	$ (2,184,000,000)
Loss on repayment of long-term debt							0	19,000,000
Senior notes
Disclosure of detailed information about borrowings [line items]
Total gross proceeds							2,519,000,000	3,984,000,000
Senior Notes Due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,500,000,000					$ 1,500,000,000
Interest rate		3.65%					3.65%		3.65%
Discount / premium at issuance		99.511%
Total gross proceeds		$ 1,500,000,000
Transaction costs and discounts		$ 16,000,000
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 600,000,000
Interest rate							4.00%		4.00%
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 750,000,000	$ 750,000,000
Spread on variable rate										0.60%
Discount / premium at issuance										100.00%
Total gross proceeds	$ 1,019,000,000
Transaction costs and discounts	$ 5,000,000
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 1,250,000,000		$ 1,250,000,000		$ 1,250,000,000
Interest rate							4.35%		4.35%				4.35%
Discount / premium at issuance													99.667%
Total gross proceeds				$ 1,676,000,000
Transaction costs and discounts				$ 20,000,000
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 1,000,000,000		$ 1,000,000,000	$ 1,000,000,000
Interest rate							3.70%		3.70%			3.70%
Discount / premium at issuance												98.926%
Total gross proceeds			$ 1,308,000,000
Transaction costs and discounts			$ 25,000,000
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Total gross proceeds							$ 1,500,000,000	1,000,000,000
Repayment of long-term debt							$ 0	$ 1,800,000,000
Senior Notes, Canadian Portion | March 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt						$ 400,000,000
Senior Notes, Canadian Portion | November 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt					$ 500,000,000
Senior Notes, Canadian Portion | September 2020, repaid November 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt					900,000,000
Senior Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 900,000,000
Senior Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate					4.70%